Stock-based compensation	12 Months Ended
Mar. 31, 2019
Stock-based compensation

19. Stock-based compensation:

In June 1997, the parent company’s shareholders approved a stock option plan for board members. In June 2001, the shareholders approved an amendment of the plan to include both board members and key employees. Each year until June 2010, since the plans’ inception, the shareholders have approved the authorization for the grant of options for the purchase of the parent company’s common stock. Authorized shares for each year that remain ungranted are unavailable for grant in future years. Stock options granted in and after August 2006 have terms of 8 years and an exercise price equal to 1.025 times the closing price of Toyota’s common stock on the date of grant. These options generally vest 2 years from the date of grant.

There were no stock-based compensation expenses for stock options as selling, general and administrative expenses for the years ended March 31, 2017, 2018 and 2019, respectively.

The following table summarizes Toyota’s stock option activity:

		Yen		Yen in millions
	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual life in years	Aggregate intrinsic value
Options outstanding at March 31, 2016	2,093,500	3,858	1.56	4,384
Granted	—	—
Exercised	(785,600)	4,006
Canceled	(115,600)	4,682

Options outstanding at March 31, 2017	1,192,300	3,682	0.80	2,813
Granted	—	—
Exercised	(643,800)	3,726
Canceled	(264,900)	4,154

Options outstanding at March 31, 2018	283,600	3,153	0.33	1,041

Granted	—	—
Exercised	(155,100)	3,156
Canceled	(128,500)	3,153

Options outstanding at March 31, 2019	—	—	—	—

Options exercisable at March 31, 2017	1,192,300	3,682	0.80	2,813
Options exercisable at March 31, 2018	283,600	3,153	0.33	1,041
Options exercisable at March 31, 2019	—	—	—	—

The total intrinsic value of options exercised for the years ended March 31, 2017, 2018 and 2019 was ¥1,632 million, ¥1,881 million and ¥618 million, respectively.

Cash received from the exercise of stock options for the years ended March 31, 2017, 2018 and 2019 was ¥3,147 million, ¥2,399 million and ¥490 million, respectively.